Consolidated Statements of Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Issuance of treasury shares - shares	7,500	7,500	7,500
Cash dividends - per share amount (in Dollars per share)	$ 0.330	$ 0.312	$ 0.283